Concentration of Credit Risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Concentration Risk [Line Items]
Compensation amount	$ 64,000
Cash balance	7,420,426		$ 2,534,502
Insured	492,685	$ 800,000
Not insured	6,927,741
Hong Kong [Member]
Concentration Risk [Line Items]
Insured	$ 102,400